Borrowings - Additional Information - Financial Lease Liabilities and Other Loans (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015		Sep. 29, 2015	Aug. 31, 2014	Dec. 20, 2012
Disclosure of detailed information about borrowings [line items]
Carrying value	€ 1,156,031 [1]	€ 1,342,471	€ 999,072	[1]
Loan bore interest rate per annum	6.00%	6.00%	6.00%
AMS8 data center [member] | Buildings [member]
Disclosure of detailed information about borrowings [line items]
Carrying value		€ 16,800			€ 16,800
AMS8 data center [member] | Land [member]
Disclosure of detailed information about borrowings [line items]
Carrying value		€ 14,800
AMS7 data center [member] | Buildings [member]
Disclosure of detailed information about borrowings [line items]
Carrying value of building amounts						€ 6,700
AMS7 data center [member] | Land [member]
Disclosure of detailed information about borrowings [line items]
Carrying value of land amounts						€ 5,800
PAR7 data center [member] | Land [member]
Disclosure of detailed information about borrowings [line items]
Carrying value							€ 20,900
Unused data center [member] | Germany [member]
Disclosure of detailed information about borrowings [line items]
Balance of landlord loan			€ 1,600
Loan bore interest rate per annum	6.00%
Borrowings maturity	Repaid in 2016

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.